LEASES	12 Months Ended
Dec. 31, 2024
Leases
LEASES

NOTE 13 – LEASES

The following was included in our balance sheet as of December 31, 2024 and 2023:

	December 31,
Operating leases	2024	2023
Assets
ROU operating lease assets	$449,556	$496,685

Liabilities
Current portion of operating lease	$80,400	$80,400
Operating lease, net of current portion	447,009	496,335
Total operating lease liabilities	$527,409	$576,735

The weighted average remaining lease term and weighted average discount rate at December 31, 2024 and 2023 were as follows:

	December 31,
Operating leases	2024	2023
Weighted average remaining lease term (years)	7.75	7.25
Weighted average discount rate	6.00%	6.00%

Operating Leases

On June 28, 2023, the Company recognized a gain on deconsolidation of $1,642,146 related to Optilan (UK) and its subsidiaries leases.

The following table reconciles future minimum operating lease payments to the discounted lease liability as of December 31, 2024:

Years Ended December 31,
2024	82,597
2025	84,726
2026	86,853
2027 and later	482,474
Total lease payments	736,650
Less imputed interest	(209,241)
Total lease obligations	527,409
Less current lease obligations	(80,400)
Long-term lease obligations	$447,009